Financial instruments - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) mo CAD ($)	Mar. 31, 2024 USD ($) CAD ($)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 558,469	$ 722,102	$ 800,154
Nominal amount of hedging instrument	113,750	95,550
Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
General & administrative expenses from amounts deemed uncollectible	$ (12,503)	$ (6,021)
Merchant cash advances | Repayment period, measurement input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets | mo	8
Merchant cash advances | Discount Rate (%) | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.14